UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02661

Name of Fund: BlackRock Pacific Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
Pacific Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O.
Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2008

Date of reporting period: 07/01/2008 – 09/30/2008

Item 1 – Schedule of Investments

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Australia - 12.5%

Commercial Banks - 2.2%	Commonwealth Bank of Australia Ltd.	130,400	$ 4,595,779
	Westpac Banking Corp.	432,329	7,662,863

			12,258,642

Commercial Services & Supplies - 0.9%	Brambles Ltd.	851,207	5,311,256

Food & Staples Retailing - 2.3%	Metcash Ltd.	1,288,811	4,125,633
	Woolworths Ltd.	394,800	8,696,669

			12,822,302

Food Products - 0.7%	Goodman Fielder Ltd.	3,580,200	4,061,362

Health Care Equipment & Supplies - 1.3%	Cochlear Ltd.	148,900	7,135,059

Insurance - 1.6%	QBE Insurance Group Ltd.	413,200	8,911,110

Metals & Mining - 2.7%	BHP Billiton Ltd.	150,200	3,885,774
	Newcrest Mining Ltd.	222,700	4,627,252
	Rio Tinto Ltd.	100,100	6,744,965

			15,257,991

Oil, Gas & Consumable Fuels - 0.8%	Woodside Petroleum Ltd.	111,300	4,491,063

	Total Common Stocks in Australia		70,248,785

China - 8.9%

Chemicals - 0.6%	Sinofert Holdings Ltd.	6,236,000	3,143,640

Commercial Banks - 0.9%	Industrial & Commercial Bank of China	8,058,000	4,870,217

Food Products - 0.3%	China Mengniu Dairy Co., Ltd.	1,731,000	1,795,858

Independent Power Producers & Energy	Datang International Power Generation
Traders - 1.6%	Co. Ltd.	13,474,000	7,520,950
	Huaneng Power International, Inc.	2,282,000	1,517,181

			9,038,131

Media - 0.8%	Focus Media Holding Ltd. (a)(b)	159,700	4,553,047

Metals & Mining - 0.4%	Zijin Mining Group Co. Ltd.	3,980,000	2,012,550

Oil, Gas & Consumable Fuels - 2.3%	CNOOC Ltd.	7,077,000	7,950,275
	China Coal Energy Co.	1,109,200	1,172,643
	China Shenhua Energy Co. Ltd. Class H	1,556,500	3,817,973

			12,940,891

Real Estate Management &	Shimao Property Holdings Ltd.	2,836,000	1,635,600
Development - 0.3%

Wireless Telecommunication Services - 1.7%	China Mobile Ltd.	957,000	9,586,918

	Total Common Stocks in China		49,576,852

Hong Kong - 4.1%

Industrial Conglomerates - 1.5%	Hutchison Whampoa Ltd.	1,091,400	8,382,543

Real Estate Management & Development -	Henderson Land Development Co., Ltd.	593,000	2,643,456
1.9%	Wharf Holdings Ltd.	2,733,025	7,808,063

			10,451,519

Specialty Retail - 0.7%	Esprit Holdings Ltd.	694,400	4,304,287

	Total Common Stocks in Hong Kong		23,138,349

India - 3.1%

IT Services - 0.5%	Tata Consultancy Services Ltd.	185,600	2,667,493

Independent Power Producers & Energy	National Thermal Power Corp. Ltd.	1,149,227	4,280,227
Traders - 0.8%

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels - 1.1%	Reliance Industries Ltd.	151,696	$ 6,374,944

Wireless Telecommunication Services - 0.7%	Reliance Communication Ventures Ltd.	541,700	3,913,546

	Total Common Stocks in India		17,236,210

Indonesia - 0.6%

Diversified Telecommunication	Telekomunikasi Indonesia Tbk PT	4,596,000	3,432,893
Services - 0.6%

	Total Common Stocks in Indonesia		3,432,893

Japan - 52.3%

Auto Components - 1.1%	Denso Corp.	255,400	6,264,410

Automobiles - 3.9%	Honda Motor Co., Ltd.	258,700	7,847,086
	Suzuki Motor Corp.	761,800	14,115,521

			21,962,607

Beverages - 1.6%	Asahi Breweries Ltd.	500,600	8,773,786

Building Products - 1.5%	Daikin Industries Ltd.	252,200	8,506,213

Chemicals - 3.2%	Shin-Etsu Chemical Co., Ltd.	227,700	10,827,298
	Sumitomo Chemical Co., Ltd.	1,581,800	6,987,750

			17,815,048

Commercial Banks - 5.7%	The Bank of Yokohama Ltd.	1,669,000	8,267,240
	Chuo Mitsui Trust Holdings, Inc.	1,682,000	9,080,637
	Mizuho Financial Group, Inc.	3,300	14,431,387

			31,779,264

Construction & Engineering - 1.1%	JGC Corp.	366,400	5,878,289

Diversified Telecommunication	Nippon Telegraph & Telephone Corp.	1,100	4,909,792
Services - 0.9%

Electronic Equipment & Instruments - 1.1%	Murata Manufacturing Co., Ltd.	150,600	6,079,820

Health Care Equipment & Supplies - 1.6%	Terumo Corp.	175,900	9,175,721

Household Durables - 3.8%	Sekisui House Ltd.	1,432,600	13,152,736
	Sharp Corp.	766,000	8,370,122

			21,522,858

Household Products - 2.2%	Kao Corp.	458,000	12,282,427

Insurance - 6.3%	Mitsui Sumitomo Insurance Group
	Holdings, Inc.	428,500	14,593,590
	Tokio Marine Holdings, Inc.	556,200	20,420,223

			35,013,813

Office Electronics - 1.8%	Canon, Inc.	258,900	9,815,125

Oil, Gas & Consumable Fuels - 0.9%	Nippon Mining Holdings, Inc.	1,209,000	4,869,886

Pharmaceuticals - 5.3%	Hisamitsu Pharmaceutical Co., Ltd.	254,300	11,130,216
	Takeda Pharmaceutical Co., Ltd.	369,000	18,579,369

			29,709,585

Real Estate Management &	Leopalace21 Corp.	590,500	4,566,048
Development - 0.8%

Road & Rail - 1.8%	West Japan Railway Co.	2,400	10,277,947

Semiconductors & Semiconductor	Rohm Co., Ltd.	84,800	4,664,308
Equipment - 0.8%

Software - 2.3%	Nintendo Co., Ltd.	30,400	12,894,883

Trading Companies & Distributors - 1.0%	Mitsubishi Corp.	263,600	5,498,735

BlackRock Pacific Fund, Inc.
Schedule of Investments September 30, 2008 (Unaudited)		(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Wireless Telecommunication	KDDI Corp.	2,000	$ 11,329,340
Services - 3.6%	NTT DoCoMo, Inc.	5,500	8,803,836

			20,133,176

	Total Common Stocks in Japan		292,393,741

Malaysia - 0.6%

Industrial Conglomerates - 0.6%	Sime Darby Bhd	1,654,200	3,197,743

	Total Common Stocks in Malaysia		3,197,743

Singapore - 3.3%

Commercial Banks - 2.1%	DBS Group Holdings Ltd.	470,000	5,601,105
	Oversea-Chinese Banking Corp.	771,800	3,896,819
	United Overseas Bank Ltd.	165,000	1,972,547

			11,470,471

Diversified Telecommunication	Singapore Telecommunications Ltd.	1,559,000	3,563,459
Services - 0.6%

Food & Staples Retailing - 0.6%	Olam International Ltd.	2,781,000	3,546,882

	Total Common Stocks in Singapore		18,580,812

South Korea - 6.1%

Commercial Banks - 1.6%	Shinhan Financial Group Co. Ltd.	246,140	8,806,298

Construction & Engineering - 0.9%	GS Engineering & Construction Corp.	59,317	4,790,237

Industrial Conglomerates - 0.4%	CJ Corp.	63,152	2,498,335

Insurance - 0.8%	Dongbu Insurance Co., Ltd.	199,530	4,614,678

Metals & Mining - 0.8%	POSCO	11,355	4,259,709

Semiconductors & Semiconductor	Samsung Electronics Co., Ltd.	19,422	8,900,205
Equipment - 1.6%

	Total Common Stocks in South Korea		33,869,462

Taiwan - 3.0%

Computers & Peripherals - 0.7%	HTC Corp.	253,300	3,931,539

Electronic Equipment &	Delta Electronics, Inc.	2,520,480	6,602,285
Instruments - 2.3%	HON HAI Precision Industry Co., Ltd.	1,804,235	6,462,220

			13,064,505

	Total Common Stocks in Taiwan		16,996,044

Thailand - 1.1%

Commercial Banks - 1.1%	Kasikornbank PCL	3,315,900	6,280,564

	Total Common Stocks in Thailand		6,280,564

	Total Common Stocks
	(Cost - $485,950,173) - 95.6%		534,951,455

		Beneficial
		Interest
	Short-Term Securities	(000)

	BlackRock Liquidity Series, LLC Cash
	Sweep Series, 2.59% (c)(d)	$ 21,439	21,439,155

	Total Short-Term Securities
	(Cost - $21,439,155) - 3.9%		21,439,155

	Total Investments
	(Cost - $507,389,328*) - 99.5%		$ 556,390,610
	Other Assets Less Liabilities - 0.5%		3,076,775

	Net Assets - 100.0%		$ 559,467,385

BlackRock Pacific Fund, Inc. Schedule of Investments September 30, 2008 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 544,375,504

Gross unrealized appreciation	$ 60,217,246
Gross unrealized depreciation	(48,202,140)

Net unrealized appreciation	$ 12,015,106

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC Cash Sweep Series	$ 11,577	$ 181,407

  For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BlackRock Pacific Fund, Inc.

Schedule of Investments September 30, 2008 (Unaudited)

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - price quotations in active markets/exchanges for identical securities

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market- corroborated inputs

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of September 30, 2008 in determining the fair valuation of the Fund's investments:

Valuation	Investments in
Inputs	Securities

Level 1	$ 4,553,047
Level 2	551,837,563
Level 3	-

Total	$ 556,390,610

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Pacific Fund, Inc.

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Pacific Fund, Inc.

Date: November 24, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 24, 2008